Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 15. Share-Based Compensation

The amount of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Cost of revenues	$240	124	176
Research and development	8,803	5,062	5,625
General and administrative	1,525	872	1,191
Sales and marketing	1,613	1,005	1,230
Total compensation recognized in income	$12,181	7,063	8,222
Income tax benefit	$2,127	818	1,886

(a)	Long-term Incentive Plan

On October 25, 2005, the Company’s shareholders approved a long-term incentive plan. The plan permits the grants of options or RSUs to the Company’s employees, directors and service providers where each unit of RSU represents two ordinary shares of the Company. The 2005 plan was terminated in October 2010.

On September 26, 2007, the Company’s compensation committee made grants of 6,694,411 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 54.55% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $14,426 thousand, a subsequent 15.15% that vested on each of September 30, 2008, 2009 and 2010 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 29, 2008, the Company’s compensation committee made grants of 7,108,675 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 60.64% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $12,714 thousand, a subsequent 13.12% will vest on each of September 30, 2009, 2010 and 2011 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2009, the Company’s compensation committee made grants of 3,577,686 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 55.96% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $6,508 thousand, a subsequent 14.68% will vest on each of September 30, 2010, 2011 and 2012 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2010, the Company’s compensation committee made grants of 3,488,952 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 68.11% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $5,870 thousand, a subsequent 10.63% will vest on each of September 30, 2011, 2012 and 2013 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 7, 2011, the Company’s shareholders approved another long-term incentive plan. The 2011 plan permits the grants of options or RSUs to the Company’s employees, directors and service providers where each unit of RSU represents two ordinary shares of the Company.

On September 28, 2011, the Company’s compensation committee made grants of 2,727,278 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 97.36% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $2,873 thousand, a subsequent 0.88% will vest on each of September 30, 2012, 2013 and 2014 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2012, the Company’s compensation committee made grants of 5,522,279 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 58.36% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $6,286 thousand, a subsequent 13.88% will vest on each of September 30, 2013, 2014 and 2015 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

The amount of compensation expense from the long-term incentive plan was determined based on the estimated fair value and the market price of ADS (one ADS represents two ordinary shares) underlying the RSUs granted on the date of grant, which were $3.95 per ADS, $2.95 per ADS, $3.25 per ADS, $2.47 per ADS, $1.1 per ADS and $1.95 per ADS on September 26, 2007, September 29, 2008, September 28, 2009, September 28, 2010, September 28, 2011 and September 26, 2012, respectively.

In December 2007, due to the carve-out of television semiconductor solutions business to incorporate Himax Media Solutions, Inc. (“Himax Media Solution”, a consolidated subsidiary), 145 employees were transferred from Himax Taiwan to Himax Media Solutions. 361,046 units of these employees’ unvested RSUs were cancelled in exchange for 3,416,714 non-vested shares of Himax Media Solutions’ ordinary share. See Note 15 (b)(ii) for further details of the modification of award.

RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of Underlying Shares for RSUs	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	3,837,752	$3.23
Granted	3,488,952	2.47
Vested	(4,145,854)	2.84
Forfeited	(492,468)	3.10
Balance at December 31, 2010	2,688,382	2.87
Granted	2,727,278	1.10
Vested	(4,096,965)	1.74
Forfeited	(146,307)	2.87
Balance at December 31, 2011	1,172,388	2.68
Granted	5,522,279	1.95
Vested	(3,879,959)	2.10
Forfeited	(177,253)	2.81
Balance at December 31, 2012	2,637,455	1.99

As of December 31, 2012, the total compensation cost related to the unvested RSUs not yet recognized was $3,617 thousand. The weighted-average period over which it is expected to be recognized is 2.51 years.

As of December 31, 2012, the 290,524 and 2,346,931 unvested RSUs were outstanding under 2005 plan and 2011 plan, respectively.

In 2011, the Company settled RSUs releases with newly issued shares of ordinary shares were 2,971,212 shares. In 2012, the Company settled RSUs release with shares buyback were 1,312,844 shares.

The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Cost of revenues	$240	124	176
Research and development	8,153	4,790	5,605
General and administrative	1,505	863	1,184
Sales and marketing	1,587	996	1,230
Total compensation from RSUs	$11,485	6,773	8,195
Income tax benefit	$2,127	818	1,886

(b)	Non-vested Shares Issued to Employees

(i)	During September 2007 to December 2010, Himax Imaging Inc. (“Imaging Cayman”, a consolidated subsidiary) granted non-vested shares of its ordinary shares to certain employees for their future service, and the employees must pay $0.15 or $0.3 (employees hired after March 1, 2009) per share. The shares vest over four years after the grant date. If employees leave Himax Imaging before completing the four year service period, they would sell these shares back to Himax Imaging at their original purchase price. On January 1, 2011, 5,346,777 unvested ordinary shares of Imaging Cayman were cancelled in exchange for 1,939,490 unvested ordinary shares of Himax Imaging Ltd. (“Imaging Taiwan”, a consolidated subsidiary) by per ordinary share of Imaging Cayman in exchange for 0.36274 ordinary share of Imaging Taiwan. The plan will continue to vest according to the original vesting schedule. In 2010, Company recognized compensation expenses of $355 thousand with the fair value of shares of Imaging Cayman on grant date based on the then most recent price of new shares issued, which was US$0.33 per share.

During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwan’s ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share. The shares vest over one year or three years after the grant date. If employees leave Himax Imaging before completing the service period, Himax Imaging should have the option to buy the vested shares back or not at employees’ original purchase price. In 2011 and 2012, the Company recognized compensation expenses of $71 thousand and $14 thousand, respectively, which were determined based on the estimated fair value of the ordinary shares of Imaging Taiwan on the date of grant, which was NT$21 (US$0.72) per share. Such compensation expense was recorded as research and development expenses, general and administrative expense and sales and marketing expense in the accompanying consolidated statements of income with a corresponding increase to noncontrolling interests in the accompanying consolidated balance sheets. The fair value of ordinary shares was determined based on a third-party valuation conducted by an independent third-party appraiser.

Non-vested share activity of this award for Imaging Cayman during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	5,648,889	$0.33
Granted	1,380,000	0.33
Vested	(868,390)	0.33
Forfeited	(813,722)	0.33
Balance at December 31, 2010	5,346,777	0.33
Cancelled	(5,346,777)	0.33
Balance at December 31, 2011	-	-

Non-vested share activity of this award for Imaging Taiwan during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2011	1,939,490	$0.72
Granted	567,689	0.72
Vested	(601,129)	0.72
Forfeited	(28,971)	0.72
Balance at December 31, 2011	1,877,079	0.72
Vested	(699,967)	0.72
Forfeited	(821,365)	0.72
Balance at December 31, 2012	355,747	0.72

As of December 31, 2012, the total compensation cost related to this award not yet recognized was $12 thousand. The weighted-average period over which it is expected to be recognized is 0.45 years.

(ii)	As stated in Note 15 (a) above, in December 2007, Himax Media Solutions granted 3,416,714 non-vested shares of its ordinary shares to 145 employees transferred from Himax Taiwan to exchange for 361,046 units of these employees’ unvested RSUs. The modification of equity award incurred an incremental compensation cost of $148 thousand for the excess of the fair value of the modified award issued over the fair value of the original unvested RSUs at the date of modification. The Company then added incremental compensation cost to the remaining unrecognized compensation cost of the original award at the date of modification and the total compensation cost are recognized as compensation expenses ratably over the requisite service period of the modified award.

The fair value of the original unvested RSUs was determined based on the average market price of the Company’s ordinary shares underlying the RSU at the modification dates occurred during the period from November 12, 2007 to November 16, 2007. The fair value of Himax Media Solutions’ non-vested shares at the modification date was determined based on the then most recent price of Himax Media Solutions’ new shares issued to unrelated third parties, which was NT$15 (US$0.464) per share.

The vesting schedule for the non-vested shares is as follows: 50% will vest on June 20, 2009 and the remaining 50% will vest on December 20, 2010. The Company recognized compensation expenses of $161 thousand in 2010. Such compensation expense was recorded as sales and marketing expense and research and development expenses in the accompanying consolidated statements of income.

Non-vested share activity of this award during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	1,121,000	$0.464
Vested	(988,000)	0.464
Forfeited	(133,000)	0.464
Balance at December 31, 2010	-	-

As of December 31, 2010, the total compensation cost related to this award has been fully recognized.

(c)	Employee stock options

(i)	On December 20, 2007 and October 20, 2009, board of directors of Himax Media Solutions approved two plans, the 2007 plan and the 2009 plan, respectively, to grant stock options to certain employees. These two plans authorize grants to purchase up to 6,800,000 shares and 2,300,000 shares, respectively, of Himax Media Solutions’ authorized but unissued ordinary shares. The exercise price was NT$15 (US$0.464) and NT$10 (US$0.311), respectively.

On November 29, 2011, Himax Media Solutions’ general shareholders’ meeting approved a capital reduction plan to offset its loss by a ratio of 75% and effected on December 12, 2011. Concurrently with the capital reduction plan, the exercise price was changed to NT$60(US$1.856) and NT$40(US$1.244), respectively.

All options under these plans have four-year vesting period, 50%, 25% and 25% of each grant will be vested subsequent to the second, third and fourth anniversary of the grant date, respectively. The Company recognized compensation expenses of $180 thousand, $219 thousand and $13 thousand in 2010, 2011 and 2012, respectively. Such compensation expense was recorded as sales and marketing expense, general and administrative expense and research and development expenses in the accompanying consolidated statements of income.

At December 31, 2012, there was 1,000 additional shares available for Himax Media Solutions’ grant under 2009 plan. The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Himax Media Solutions uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Himax Media Solutions’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rates for the expected term of the options are based on the interest rate of 10 years and 5 years ROC central government bond at the time of grant for the 2007 plan and the 2009 plan, respectively.

	2007	2009
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	39.94%	51.52%
Expected term (years)	4.375	4.375
Risk-free interest rate	2.4776%	2%

Numbers of shares and related data have been retroactively adjusted to reflect the effect of Himax Media Solutions’ capital reduction. A summary of stock options activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2010	1,693,250	$1.664	2.826
Granted	-	-
Exercised	-	-
Forfeited	(249,375)	1.680
Balance at December 31, 2010	1,443,875	1.660	2.452
Granted	444,500	1.834
Exercised	-	-
Forfeited	(346,813)	1.717
Balance at December 31, 2011	1,541,562	1.696	1.803
Granted	9,750	1.856
Exercised	-	-
Forfeited	(372,187)	1.721
Balance at December 31, 2012	1,179,125	1.690	0.803
Exercisable at December 31, 2012	1,101,938	1.721

The weighted average grant date calculated value of the options granted in 2007 and 2009 were NT$21.6608 (US$0.672) and NT$5.2 (US$0.160), respectively.

(ii)	On July 1, 2012, board of directors of Imaging Cayman approved a plan to grant stock options to certain employees. The plan authorizes grants to purchase up to 2,000,000 shares of Imaging Taiwan’ issued ordinary shares held by Imaging Cayman. The exercise price was NT$30 (US$1.004).

All options under this plan have four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant. Because the exercise price of the option is higher than the estimated fair value of Imaging Taiwan at the date of grant, the calculated value of each option award estimated using the Black-Scholes option-pricing model was nil.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Imaging Cayman uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Imaging Taiwan’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rates for the expected term of the options are based on the interest rate of 3 years ROC central government bond at the time of grant.

2012
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	43.29%
Expected term (years)	3.125
Risk-free interest rate	0.87%

Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2012	-	$-
Granted	1,115,000	1.004
Exercised	-	-
Forfeited	(65,000)	1.004
Balance at December 31, 2012	1,050,000	1.004	3.5